Short-term bank borrowing (Tables)	12 Months Ended
Dec. 31, 2018
Short-term bank borrowing
Schedule of short-term bank borrowing

	As of December 31,
	2017	2018
	RMB	RMB

PRC domestic commercial banks	250,000	—
	250,000	—